Operating Lease (Details) - Schedule of Operating Lease Related Assets and Liabilities - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Operating lease [Abstract]
Rights of use lease assets	$ 59,689	$ 156,656
Operating lease liabilities	$ 64,826	$ 150,139
Remaining lease term and discount rate
Weighted average remaining lease term (years)	7 months 9 days	1 year 5 months 15 days
Weighted average discount rate	5.00%	5.00%